Vessels and subsidiaries, Vessels and time charter contracts (Details)			1 Months Ended	3 Months Ended			12 Months Ended
		Oct. 08, 2018 Building	Mar. 31, 2017 Carrier Building	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Building	Dec. 31, 2017 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Net book value							$ 1,589,444,000	$ 1,665,810,000
Acquisition of VLCCs [Abstract]
Number of VLCCs acquired | Carrier			11
Depreciation and amortisation expense [abstract]
Estimated useful life of assets							20 years
Estimated scrap rate used as a basis for depreciation per ton							$ 300
Impairment [Abstract]
Non-cash impairment charge					$ 7,900,000
Reversal of impairment charge					$ 7,400,000
Percentage of estimated weighted average cost of capital					8.57%
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							2,071,456,000	1,810,158,000
Additions	[1]						(1,139,000)
Additions								15,373,000
Transferred from vessels upgrades							39,795,000
Transferred from vessels under construction								336,890,000
Transferred to asset held for sale								0
Disposals							(3,116,000)	(90,965,000)
Net balances at year end					$ 1,810,158,000		2,106,997,000	2,071,456,000	$ 1,810,158,000
Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							(405,647,000)	(366,013,000)
Charge for the period							(115,022,000)	(103,259,000)
Impairment charges								(3,500,000)
Transferred to asset held for sale								0
Disposals							3,116,000	67,125,000
Net balances at year end					(366,013,000)		(517,553,000)	(405,647,000)	(366,013,000)
Vessels Under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							0	114,759,000
Additions								222,131,000
Transferred from vessels under construction								(336,890,000)
Net balances at year end					114,759,000			0	114,759,000
Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							0
Additions							51,446,000
Transferred from vessels under construction							(39,795,000)
Net balances at year end							11,652,000	0
Time Charter Contracts [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net book value							1,430,000	2,407,000
Time Charter Contracts [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							6,600,000	6,600,000
Additions	[1]						0
Additions								0
Transferred from vessels upgrades							0
Transferred from vessels under construction								0
Transferred to asset held for sale								0
Disposals							0	0
Net balances at year end					6,600,000		6,600,000	6,600,000	6,600,000
Time Charter Contracts [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							(4,193,000)	(3,215,000)
Charge for the period							(978,000)	(978,000)
Impairment charges								0
Transferred to asset held for sale								0
Disposals							0	0
Net balances at year end					(3,215,000)		(5,170,000)	(4,193,000)	(3,215,000)
Time Charter Contracts [Member] | Vessels Under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							0	0
Additions								0
Transferred from vessels under construction								0
Net balances at year end					0			0	0
Time Charter Contracts [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							0
Additions							0
Transferred from vessels under construction							0
Net balances at year end							0	0
VLCC [Member]
Impairment [Abstract]
Reversal of impairment charge									17,100,000
Impairment rate for time charter equivalents, first year									15,154
Impairment rate for time charter equivalents, second year									21,349
Impairment rate for time charter equivalents, thereafter									$ 40,347
Percentage of reduction in impairment rate									20.00%
Consideration period for reduction in impairment rate									15 years
Impairment charges for vessels on charter if WACC was charged 1% higher									$ 55,800,000
Impairment charges for fixed charter									104,500,000
VLCC [Member] | VLCCs built 2015 and Later [Member]
Impairment [Abstract]
Lower fuel consumption for modern vessels									4,000
VLCC [Member] | VLCCs Built Between 2011 to 2014 [Member]
Impairment [Abstract]
Lower fuel consumption for modern vessels									1,400
VLCC [Member] | First Year Historical Average Spot Rate [Member]
Impairment [Abstract]
Impairment charge									166,400,000
VLCC [Member] | Fifth Year Historical Average Spot Rate [Member]
Impairment [Abstract]
Impairment charge									124,800,000
VLCC [Member] | Tenth Year Historical Average Spot Rate [Member]
Impairment [Abstract]
Impairment charge									85,500,000
Aframax [Member]
Impairment [Abstract]
Impairment rate for time charter equivalents, first year									1,368
Impairment rate for time charter equivalents, second year									6,363
Impairment rate for time charter equivalents, thereafter									24,705
Vessels [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net book value							$ 1,526,097,000	1,615,492,000
Depreciation and amortisation expense [abstract]
Estimated useful life of assets							20 years
Vessels [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							$ 2,007,385,000	1,767,117,000
Additions	[1]						(42,000)
Additions								113,000
Transferred from vessels upgrades							6,750,000
Transferred from vessels under construction								325,004,000
Transferred to asset held for sale								0
Disposals							0	(84,848,000)
Net balances at year end					1,767,117,000		2,014,093,000	2,007,385,000	1,767,117,000
Vessels [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							(391,894,000)	(359,066,000)
Charge for the period							(96,102,000)	(91,551,000)
Impairment charges								(3,500,000)
Transferred to asset held for sale								0
Disposals							0	62,224,000
Net balances at year end					(359,066,000)		(487,996,000)	(391,894,000)	(359,066,000)
Vessels [Member] | Vessels Under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							0	114,759,000
Additions								222,131,000
Transferred from vessels under construction								(336,890,000)
Net balances at year end					114,759,000			0	114,759,000
Vessels [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							0
Additions							8,121,000
Transferred from vessels under construction							(6,750,000)
Net balances at year end							1,371,000	0
Drydock [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net book value							25,941,000	35,647,000
Drydock [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							44,818,000	36,441,000
Additions	[1]						(375,000)
Additions								7,695,000
Transferred from vessels upgrades							2,493,000
Transferred from vessels under construction								6,800,000
Transferred to asset held for sale								0
Disposals							(3,116,000)	(6,117,000)
Net balances at year end					36,441,000		43,820,000	44,818,000	36,441,000
Drydock [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							(9,171,000)	(3,731,000)
Charge for the period							(11,824,000)	(10,342,000)
Impairment charges								0
Transferred to asset held for sale								0
Disposals							3,116,000	4,902,000
Net balances at year end					(3,731,000)		(17,880,000)	(9,171,000)	(3,731,000)
Drydock [Member] | Vessels Under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							0	0
Additions								0
Transferred from vessels under construction								0
Net balances at year end					0			0	0
Drydock [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							0
Additions							2,493,000
Transferred from vessels under construction							(2,493,000)
Net balances at year end							0	0
Scrubbers [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net book value							$ 35,976,000	12,264,000
Depreciation and amortisation expense [abstract]
Estimated useful life of assets							3 years
Scrubbers [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							$ 12,652,000	0
Additions	[1]						(721,000)
Additions								7,566,000
Transferred from vessels upgrades							30,552,000
Transferred from vessels under construction								5,086,000
Transferred to asset held for sale								0
Disposals							0	0
Net balances at year end					0		42,482,000	12,652,000	0
Scrubbers [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							(388,000)	0
Charge for the period							(6,118,000)	(388,000)
Impairment charges								0
Transferred to asset held for sale								0
Disposals							0	0
Net balances at year end					$ 0		(6,507,000)	(388,000)	$ 0
Scrubbers [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Net balances at year start							0
Additions							40,832,000
Transferred from vessels under construction							(30,552,000)
Net balances at year end							$ 10,281,000	$ 0
New Buildings [member]
Acquisition of VLCCs [Abstract]
Number of VLCC buildings delivered | Building			2
New Buildings [member] | Vessels Under Construction [Member]
Acquisition of VLCCs [Abstract]
Number of VLCC buildings delivered | Building		2						4
DHT Cathy and DHT Sophie [Member]
Impairment [Abstract]
Impairment charge				$ 3,500,000
DHT Ann and DHT Phoenix [Member]
Impairment [Abstract]
Impairment charge						$ 7,500,000

[1]	Additions in 2019 relates to adjustments to capitalized expenses in 2018